Filed under Rule and 497(k)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Summary Prospectus

dated January 1, 2014, as supplemented to date

Small Cap Growth Fund.

Effective immediately, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to J.P. Morgan Investment Management Inc. The portfolio management disclosure pertaining to Mr. Christopher M.V. Jones is hereby deleted in its entirety.

Please retain this supplement for future reference.

Date: May 9, 2014